MERGER AND SELF-MANAGEMENT TRANSACTION - Narrative (FY) (Details)				3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Feb. 01, 2021 $ / shares	Dec. 31, 2015 $ / shares shares	Jun. 24, 2015 shares	Jun. 30, 2021 USD ($) property $ / shares shares	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) property $ / shares shares	Jun. 30, 2020 USD ($) property	Dec. 31, 2015 $ / shares shares	Dec. 31, 2020 USD ($) property $ / shares	Dec. 31, 2020 USD ($) property $ / shares	Dec. 31, 2019 USD ($) property $ / shares shares	Aug. 04, 2021 $ / shares	Jul. 26, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 27, 2021 $ / shares	Jan. 22, 2021 $ / shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Apr. 30, 2020	Jan. 18, 2018 $ / shares	Jun. 23, 2015 $ / shares
Business Acquisition [Line Items]
Number of real estate properties acquired | property				0	0		0	0		0	0
Stock split, conversion ratio	0.3333
Net asset value (in usd per share) | $ / shares				$ 26.05			$ 26.05			$ 21.01	$ 21.01	$ 30.48			$ 24.61			$ 23.03		$ 21.01	$ 21.01		$ 30.00
Self-management transaction expense											$ 201,920	$ 1,468,913
Decrease in estimated fair value of real estate properties, percentage																						14.00%
Goodwill impairment loss						$ 33,267,143	$ 0	$ 33,267,143		$ 0	33,267,143
Intangible assets amortization expense				$ 465,595	$ 438,770		925,739	925,989			$ 1,833,054	$ 0
Impairment of intangible assets (excluding goodwill)						1,305,260
2021				1,877,826			1,877,826
2022				787,228			787,228
2023				$ 709,832			$ 709,832
Class M OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio							1.6667				1.6667	1
Net asset value (in usd per share) | $ / shares				$ 43.42			$ 43.42			$ 35.02	$ 35.02
Other ownership interests, units issued (in shares) | shares				657,949.5			657,949.5
Class P OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio											1.6667
Other ownership interests, units issued (in shares) | shares				56,029			56,029					56,029
Stock compensation expense				$ 88,783	$ 88,784		$ 177,567	$ 177,567			$ 355,133
BrixInvest
Business Acquisition [Line Items]
Contribution of Class M OP Units and Class P OP Units												$ 50,603,000
Self-management transaction expense											201,920	1,468,913
Intangible assets												$ 7,700,000
2021										$ 1,840,576	1,840,576
2022										1,840,576	1,840,576
2023										749,978	749,978
2024										696,658	696,658
BrixInvest | Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares												657,949.5
BrixInvest | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares												26,318
BrixInvest | Investor list, net
Business Acquisition [Line Items]
Impairment of intangible assets (excluding goodwill)						$ 1,305,260				0
BrixInvest | Web services technology, domains and licenses
Business Acquisition [Line Items]
Additional finite-lived intangible assets acquired											566,102
Daisho OP Holdings, LLC | Class M OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio												1
Daisho OP Holdings, LLC | BrixInvest
Business Acquisition [Line Items]
Ownership interests distributed												100.00%
Operating Partnership | Class M OP Units and Class P OP Units
Business Acquisition [Line Items]
Noncontrolling interest (as a percent)												13.00%
Messrs. Halfacre and Pacini | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares												29,711
Other ownership interests, capital account				$ 976,618			$ 976,618			$ 1,154,186	$ 1,154,186	$ 1,509,319
Other ownership interests, amortization period							51 months				51 months
Sponsor
Business Acquisition [Line Items]
Issuance of common stock in offering (in shares) | shares		3,333.3	3,333.3
Shares issued (in usd per share) | $ / shares		$ 30.00							$ 30.00															$ 30.00
REIT I
Business Acquisition [Line Items]
Ownership (as a percent)												4.80%
Subsequent Event
Business Acquisition [Line Items]
Stock split, conversion ratio	0.3333
Net asset value (in usd per share) | $ / shares	$ 23.03												$ 26.05	$ 24.61		$ 23.03	$ 21.01	$ 23.03	$ 21.01
Class C
Business Acquisition [Line Items]
Stock split, conversion ratio							1					1
Class C | Sponsor
Business Acquisition [Line Items]
Issuance of common stock in offering (in shares) | shares									6,666.7			3,580
REIT I
Business Acquisition [Line Items]
Number of real estate properties acquired | property				14			14			14	14	20
Number of real estate properties, subject to California law | property												17
Percentage of assets acquired by value, subject to California law												93.00%
Contingent consideration paid												$ 0
Acquisition-related transaction costs												$ 3,044,480
REIT I | Class C
Business Acquisition [Line Items]
Issuance of common stock in merger (in shares) | shares												2,680,740.5